SUBSEQUENT EVENT (Detail Textuals) (USD $)	12 Months Ended						1 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 28, 2013 Subsequent Event	Mar. 04, 2013 Subsequent Event Stock Options Directors and Employees
Subsequent Event [Line Items]
Dividend paid on common stock	$ 0.18	$ 0.14	$ 0.12				$ 0.03
Number of stock options outstanding				132,166	44,000			61,800
Exercise price of stock options outstanding				$ 8.34	$ 10.83			$ 5.53